Short-Term Bank Loans - Schedule of Short-term Debt (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short Term Borrowings [Abstract]
Short-term bank loans	¥ 150,000,000	$ 22,988,506	¥ 60,000,000